Commitments and Contingencies (Details Textual)			1 Months Ended					3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 04, 2013 USD ($)	Feb. 04, 2013 EUR (€)	Aug. 27, 2014 USD ($)	May. 23, 2013 USD ($)	May. 23, 2013 EUR (€)	Apr. 23, 2012 USD ($)	Apr. 23, 2012 EUR (€)	Mar. 31, 2015 USD ($) $ / Product shares	Mar. 31, 2015 EUR (€) shares	Mar. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) € / Warrant shares	Dec. 31, 2014 EUR (€) shares	Dec. 31, 2013 USD ($) shares	Mar. 31, 2015 EUR (€) € / Product $ / Product	Apr. 23, 2012 EUR (€)
Commitments And Contingencies [Line Items]
Finite Lived Intangible Assets Amortization Expense Years Two And Three								$ 210,000				$ 210,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares												352,519	352,519	237,315
Other Assets, Noncurrent								1,631,000				$ 1,684,000		$ 1,894,000
Accumulated Amortization of Other Deferred Costs								619,000				566,000
Amortization of Other Deferred Charges								$ 52,000		$ 52,000	$ 158,000	$ 210,000		214,000
Royalty rate								3.00%	3.00%			3.00%	3.00%
Debt Instrument, Interest Rate, Stated Percentage								12.00%				12.00%			12.00%
Annual Minimum Amount								$ 1,085,000							€ 1,000,000
Operating Lease Monthly Rent Expense														8,000
Operating Lease Monthly Rent Expense Renewal Amount			$ 8,800
Lease Extension Term												6 months	6 months
Interest Expense, Lessee, Assets under Capital Lease												$ 600	€ 500
Operating Leases, Rent Expense												$ 117,000		$ 116,000
Notice Period On Lease Agreement												2 months	2 months
Operating Lease Expiration Date			Nov. 30, 2015											Nov. 30, 2014
Sales Revenue, Goods, Net, Total								527,000		219,000		$ 914,000		$ 1,029,000
Cost of Goods Sold, Total								$ 262,000		$ 106,000		$ 549,000		$ 898,000
Bellco [Member]
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable								125,000				125,000			125,000
First tier royalty per unit								1.90				1.75			1.90
Second tier royalty per unit								1.36				1.25			1.36
Upfront Fees And Connection Of First Amendment								$ 612,000	€ 450,000			$ 612,000	€ 450,000
Medica Spa [Member]
Commitments And Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months						$ 400,000										€ 300,000
Purchase Obligation, Due in Second Year						700,000										500,000
Purchase Obligation, Due in Third Year						880,000										€ 750,000
License Agreement Payment								2,000,000	1,500,000			2,000,000	1,500,000
Long-term Purchase Commitment, Amount								$ 265,000	€ 243,000			$ 900,000	€ 766,000
Payments for Royalties	$ 800,000	€ 600,000		$ 500,000	€ 400,000	$ 700,000	€ 500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								300,000	300,000			300,000	300,000
Share Based Goods And Nonemployee Services Transaction Fair Market Value Of Options Granted								$ 273,000				$ 273,000